Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RYDEX VARIABLE TRUST
U.S. Government Money Market Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	U.S. Government Money Market Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The U.S. Government Money Market Fund (the “Fund”) seeks to provide security of principal, high current income, and liquidity.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. Owners of variable annuity and insurance contracts that invest in the Fund also should refer to the variable insurance contract prospectus for a description of fees and expenses that may be deducted at the separate account level or contract level for any charges that may be incurred under a contract. If the information below were to reflect the deduction of insurance charges, fees and expenses would be higher.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES  (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES   <br/>(expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses which are, or may be, imposed under your variable insurance contract. If the Example were to reflect the deduction of such charges, the costs shown would be greater.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund intends to operate as a “government money market fund” as defined by Rule 2a-7 under the Investment Company Act of 1940 (the “1940 Act”) and seeks to maintain a stable net asset value ("NAV") of $1.00 per share. As such, the Fund invests at least 99.5% of its total assets in government securities as defined by the 1940 Act, including those with floating or variable rates of interest, cash, and repurchase agreements collateralized fully by U.S. government securities. The Fund will comply with all applicable requirements of Rule 2a-7, including certain liquidity, maturity, and diversification requirements. The Fund invests only in U.S. dollar-denominated securities and seeks to invest in securities that present minimal credit risk. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in government securities and/or repurchase agreements that are collateralized by government securities. The 1940 Act defines “government security” to mean any security issued or guaranteed as to principal or interest by the United States, or by a person controlled or supervised by and acting as an instrumentality of the government of the United States pursuant to authority granted by the Congress of the United States; or any certificate of deposit for any of the foregoing. Certain government securities issued or guaranteed by the U.S. Treasury and certain U.S. government agencies or instrumentalities are supported by the full faith and credit of the U.S. government. Other government securities issued or guaranteed by other U.S. government agencies or instrumentalities are not guaranteed by the U.S. Treasury or supported by the full faith and credit of the U.S. government, but such agencies and instrumentalities are authorized to borrow from the U.S. Treasury to meet their obligations. The Fund may invest in government securities issued by the following U.S. government agencies and instrumentalities, among others: Government National Mortgage Association (Ginnie Mae), Financing Corporation (FICO), Tennessee Valley Authority (TVA), Federal Agricultural Mortgage Corporation (Farmer Mac), Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac), Federal Farm Credit Bank (FFCB), and the Federal Home Loan Bank (FHLB). “Government money market funds” are not required to impose liquidity fees, and the Fund’s Board of Trustees has elected not to impose liquidity fees at this time but may elect to impose such fees in the future. The Fund will notify shareholders in advance of the imposition of liquidity fees.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart shows the performance of shares of the Fund from year to year. The Fund began operating as a "government money market fund" as that term is defined by Rule 2a-7 on May 1, 2016. While the Fund primarily invested in government securities prior to May 1, 2016, it was not required to invest 99.5% of its total assets in government securities, cash, or fully collateralized repurchase agreements. As a result, the performance information presented below for periods prior to May 1, 2016 may have differed if the current investment strategy had been in effect during those periods. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the shares of the Fund as an average over different periods of time. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. The performance information below does not reflect fees and expenses of any variable contract that may use the Fund as its underlying investment and would be lower if it did.Of course, this past performance (before taxes) does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the performance of shares of the Fund from year to year.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, this past performance (before taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. The performance information below does not reflect fees and expenses of any variable contract that may use the Fund as its underlying investment and would be lower if it did.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the chart above:Quarter EndedReturnHighest QuarterSeptember 30, 20241.01%Lowest QuarterMarch 31, 20150.00%
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS   <br/>(for periods ended December 31, 2024)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Call 800.820.0888 for the U.S. Government Money Market Fund’s current yield.
Money Market Seven Day Yield, Caption [Text]	rr_MoneyMarketSevenDayYieldCaption	YIELD
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	800.820.0888
U.S. Government Money Market Fund | Risk Lose Money [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	The value of an investment in the Fund will fluctuate and is subject to investment risks, which means investors could lose money, including all or part of their investment in the Fund.
U.S. Government Money Market Fund | Risk Money Market Fund May Not Preserve Dollar [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Although the Fund is managed to maintain a stable price per share of $1.00, there is no guarantee that the price will be constantly maintained, and it is possible to lose money by investing in the Fund.
U.S. Government Money Market Fund | Risk Money Market Fund Sponsor May Not Provide Support [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	The Advisor and its affiliates have no legal obligation to provide financial support to the Fund, and you should not expect that the Advisor or its affiliates will provide financial support to the Fund at any time, including during periods of market stress.
U.S. Government Money Market Fund | Risk Not Insured Depository Institution [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any governmental agency.
U.S. Government Money Market Fund | Risk Not Insured [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
U.S. Government Money Market Fund | Credit Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Credit Risk—The Fund could lose money if the issuer or guarantor of a debt instrument in which it invests or a counterparty to a derivatives transaction or other transaction becomes unwilling or unable to make timely principal and/or interest payments, or to otherwise meet its obligations. The issuer of a debt instrument, such as a bond, could also suffer a decrease in quality rating, which may affect the volatility of the price and liquidity of the bond.
U.S. Government Money Market Fund | Floating and Variable Rate Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Floating and Variable Rate Securities Risk—Floating and variable rate securities provide for a periodic adjustment in the interest rate paid on the securities. The rate adjustment intervals may be regular and range from daily up to annually, or may be based on an event, such as a change in the prime rate. Floating and variable rate securities may be subject to greater liquidity risk than other debt securities, meaning that there may be limitations on the Fund’s ability to sell the securities at any given time. Such securities also may lose value.
U.S. Government Money Market Fund | Income Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Income Risk—Income Risk involves the potential for decline in the Fund’s yield (the rate of dividends the Fund pays) in the event of declining interest rates.
U.S. Government Money Market Fund | Interest Rate Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Interest Rate Risk—Fixed income and other debt instruments are subject to the possibility that interest rates could change (or are expected to change). Changes in interest rates (or the expectation of such changes) can be difficult to forecast and may adversely affect the Fund’s investments in these instruments, such as the value or liquidity of, and income generated by, the investments. Interest rates may change as a result of a variety of factors, and the change may be sudden and significant, with unpredictable impacts on the financial markets and the Fund’s investments. Fixed income and other debt instruments with longer durations are more sensitive to changes in interest rates and, thus, subject to more volatility than similar instruments with shorter durations. Generally, when interest rates increase, the values of previously issued fixed income and other debt instruments decline and when interest rates decrease, the values of fixed income and other debt instruments rise. During periods of rising interest rates, changes in interest rates on adjustable rate securities may lag behind changes in market rates, which may cause the value of such securities to decline until their interest rates reset to market rates. During periods of declining interest rates, because the interest rates on adjustable rate securities generally reset downward, their market value is unlikely to rise to the same extent as the value of comparable fixed rate securities. The Fund’s yield, returns, and performance may be adversely affected by changing interest rates and the Fund’s NAV per share may be more volatile during changing interest rate environments. Changes in fiscal, economic, monetary and other policies or measures have in the past, and may in the future, cause or exacerbate the risks associated with changing interest rates. Changes in interest rates may also lead to an increase in Fund redemptions, which may result in high portfolio turnover costs and lower valuations, thereby adversely affecting the Fund’s performance.
U.S. Government Money Market Fund | Regulatory and Legal Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Regulatory and Legal Risk—U.S. and non-U.S. governmental agencies and other regulators regularly implement additional regulations (or amend regulations) and legislators pass new laws that affect the investments held by the Fund, the strategies used by the Fund, and/or the level of regulation or taxation applicable to the Fund, its investments or service providers. These developments impact the yield, costs, and operations of the Fund and, with respect to their investments in the Fund, the taxation of shareholders.
U.S. Government Money Market Fund | Repurchase Agreement Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Repurchase Agreement Risk—The Fund’s investment in repurchase agreements may be subject to market and credit risk with respect to the repurchase agreement counterparty and underlying collateral securing the repurchase agreements. Investments in repurchase agreements also may be subject to the risk that the market value of the underlying obligations may decline prior to the expiration of the repurchase agreement term.
U.S. Government Money Market Fund | Stable Price Per Share Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Stable Price Per Share Risk— The Fund’s assets are valued using the amortized cost method, which generally enables the Fund to maintain a stable price of $1.00 per share. Although the Fund is managed to maintain a stable price per share of $1.00, there is no guarantee that the price will be constantly maintained, and it is possible to lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.The Advisor and its affiliates have no legal obligation to provide financial support to the Fund, and you should not expect that the Advisor or its affiliates will provide financial support to the Fund at any time, including during periods of market stress. In the event any money market fund fails to maintain a stable NAV, other money market funds, including the Fund, could face a universal risk of increased redemption pressures, potentially jeopardizing the stability of their NAVs. In exchange for the Fund’s emphasis on a stable price per share and liquidity, the Fund may experience lower long-term performance than stock or bond investments.
U.S. Government Money Market Fund | U.S. Government Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	U.S. Government Securities Risk—U.S. government securities may or may not be backed by the full faith and credit of the U.S. government. U.S. government securities are subject to the risks associated with fixed income and debt securities, particularly interest rate risk and credit risk. In addition, U.S. government securities not backed by the full faith and credit of the U.S. government involve credit risk that is greater than other types of U.S. government securities.
U.S. Government Money Market Fund | U.S. Government Money Market Fund
Risk Return Abstract	rr_RiskReturnAbstract
SHAREHOLDER FEES (fees paid directly from your investment)	rr_ShareholderFeeOther
Management Fees	rr_ManagementFeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.93%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.43%
1 Year	rr_ExpenseExampleYear01	$ 146
3 Years	rr_ExpenseExampleYear03	452
5 Years	rr_ExpenseExampleYear05	782
10 Years	rr_ExpenseExampleYear10	$ 1,713
2015	rr_AnnualReturn2015	none
2016	rr_AnnualReturn2016	none
2017	rr_AnnualReturn2017	0.01%
2018	rr_AnnualReturn2018	0.58%
2019	rr_AnnualReturn2019	0.87%
2020	rr_AnnualReturn2020	0.07%
2021	rr_AnnualReturn2021	none
2022	rr_AnnualReturn2022	0.73%
2023	rr_AnnualReturn2023	3.71%
2024	rr_AnnualReturn2024	3.89%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2024
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.01%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none
1 Year	rr_AverageAnnualReturnYear01	3.89%
5 Years	rr_AverageAnnualReturnYear05	1.67%
10 Years	rr_AverageAnnualReturnYear10	0.98%